Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow hedges:
Gains/(losses) taken to equity	$ (29)	$ 274	$ (259)
(Gains)/losses transferred to the income statement	45	(264)	252
Others	(11)		(1)
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	5	10	(8)
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	7	(9)	(21)
Others			1
Income tax credit/(charge) relating to items that will not be reclassified to the income statement	7	(9)	(20)
Total income tax credit/(charge) relating to components of other comprehensive income	$ 12	$ 1	$ (28)